Borrowings - Summary of Borrowings (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term borrowings:
Bank loans	¥ 4,609,123	¥ 3,889,100
Long-term borrowings, current portion:
Bank loans	1,188,998	934,976
Asset-backed securities	587,470	185,864
Asset-backed notes	82,145	242,995
Total current borrowings	6,467,736	5,252,935
Long-term borrowings:
Bank loans	5,431,711	5,562,837
Asset-backed securities	232,807	0
Asset-backed notes	0	87,945
Total non-current borrowings	5,664,518	5,650,782
Total borrowings	¥ 12,132,254	¥ 10,903,717